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                         ITT Hartford Group, Inc.
                              Hartford Plaza
                            Hartford, CT 06115
                              (860) 547-5000


VIA EDGAR

February 10, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Hartford Small Company Fund, Inc.-Rule 497(j) Filing
     File No. 333-01551
     CIK No. 0001006414

Dear Commissioners:

     In lieu of filing the definitive prospectus and statement of additional information for the Hartford Small Company Fund, Inc. (the "Company") pursuant to Rule 497(c) under the Securities Act of 1933, the Company certifies that:

1) the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement, and

2) the text of the most recent registration statement has been filed electronically.

    Please contact me at (860) 547-2883 with any questions.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr
Counsel